INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Schedule of inventory

	2022	2021
Raw Materials	$2,761,602	$1,325,590
Work-in-Process	3,977,761	2,777,245
Finished Goods	4,210,708	2,424,736
Total Inventory	$10,950,071	$6,527,571